Investment Risks	Mar. 25, 2026
VistaShares Artificial Intelligence Supercycle ETF | Artificial Intelligence Risk [Member]
Prospectus [Line Items]
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Artificial Intelligence Risk. Issuers engaged in artificial intelligence typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an artificial intelligence company.

VistaShares Artificial Intelligence Supercycle ETF | Equity Market Risk [Member]
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Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

VistaShares Artificial Intelligence Supercycle ETF | Technology Sector Risks [Member]
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Technology Sector Risks. The Fund will invest substantially in companies in the technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

VistaShares Artificial Intelligence Supercycle ETF | Sector and Industry Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector and Industry Risks. The VistaShares Artificial Intelligence Supercycle ETF is subject to the following risks:
VistaShares Artificial Intelligence Supercycle ETF | Semiconductors & Semiconductor Equipment Industry Risk [Member]
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Semiconductors & Semiconductor Equipment Industry Risk. Semiconductor companies may face intense competition, both domestically and internationally, and such competition may have an adverse effect on their profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies’ supply chain and operations are dependent on the availability of materials that meet exacting standards and the use of third parties to provide components and services. Semiconductor companies may rely on a limited number of suppliers, or upon suppliers in a single location, for certain materials, equipment or tools. Finding and qualifying alternate or additional suppliers can be a lengthy process that can cause production delays or impose unforeseen costs, and such alternatives may not be available at all. Production can be disrupted by the unavailability of resources, such as water, silicon, electricity, gases and other materials. Suppliers may also increase prices or encounter cybersecurity or other issues that can disrupt production or increase production costs.

VistaShares Artificial Intelligence Supercycle ETF | Datacenter Industry Risk [Member]
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Datacenter Industry Risk. The datacenter industry faces numerous challenges that could significantly impact the financial performance of companies operating within this sector. As technological advancements accelerate and demand for data processing and storage grows, datacenter companies must continuously upgrade infrastructure and expand capacity, leading to high capital expenditures and increased operational costs. The highly competitive nature of the industry often results in aggressive pricing strategies that compress profit margins. Additionally, fluctuations in demand for data services, driven by economic conditions and shifts in technology trends, can lead to under-utilization of capacity, negatively affecting revenue streams and overall profitability. Furthermore, companies must navigate complex regulatory environments and manage significant energy consumption and environmental impact, adding to operational burdens and costs.

VistaShares Artificial Intelligence Supercycle ETF | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment, among other things. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

VistaShares Artificial Intelligence Supercycle ETF | Foreign Securities Risk [Member]
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Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

VistaShares Artificial Intelligence Supercycle ETF | Currency Exchange Rate Risk [Member]
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Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

VistaShares Artificial Intelligence Supercycle ETF | Depositary Receipt Risk [Member]
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Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (Underlying Shares). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

VistaShares Artificial Intelligence Supercycle ETF | Developed Markets Risk [Member]
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Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.

VistaShares Artificial Intelligence Supercycle ETF | Emerging Markets Risk [Member]
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Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

VistaShares Artificial Intelligence Supercycle ETF | Index Strategy Risk [Member]
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Index Strategy Risk. The Fund’s strategy is linked to an Index maintained by the Index Provider that exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the Fund.

VistaShares Artificial Intelligence Supercycle ETF | Models and Data Risk [Member]
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Models and Data Risk. The composition of the Fund’s portfolio is heavily dependent on investment models developed by the Sub-Adviser as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Errors in programming, data entry, system compatibility, or database integrity can result in the unintended inclusion or exclusion of securities in the Fund’s portfolio. Such errors, whether due to human or technological factors, could induce the Sub-Adviser to make investment choices that would not have been made with accurate and complete information, potentially leading to losses or missed gains for the Fund.

VistaShares Artificial Intelligence Supercycle ETF | Active Management Risk [Member]
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Active Management Risk. The Sub-Adviser will actively monitor the Fund’s holdings, and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, while the Fund seeks to achieve returns similar to those of the Index, there may be periods of time where the Fund’s holdings, and therefore its performance, deviate significantly from the holdings and performance of the Index.

VistaShares Artificial Intelligence Supercycle ETF | Tracking Error Risk [Member]
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Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the instruments comprising the Index at all times or may hold positions not included in the Index. The use of sampling techniques may affect the Fund’s ability to achieve close correlation with its Index. The Fund may use a representative sampling strategy to achieve its investment objective, if the Adviser believes it is in the best interests of the Fund, which generally can be expected to produce a greater non-correlation risk.

VistaShares Artificial Intelligence Supercycle ETF | Unrelated Business Risk [Member]
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Unrelated Business Risk. Many of the companies in which the Fund will invest have other business lines unrelated to one of the thematic categories. These other lines of business could adversely affect those firms’ operating results and, in turn, hurt the Fund’s performance. The operating results of companies with other business lines may fluctuate independently of the fluctuations in the relevant thematic category businesses. In addition, a particular company’s ability to engage in new business activities may expose it to additional risks for which it has less experience than its existing business lines. Despite a company’s possible success in activities linked to its use of one or more of the thematic categories, there can be no assurance that its other lines of business will not adversely affect the company’s business, financial condition, or market value. In addition, a particular company’s unrelated businesses may impact the Fund’s investment returns and it may be difficult to isolate thematic category-related returns from other return sources.

VistaShares Artificial Intelligence Supercycle ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk.
VistaShares Artificial Intelligence Supercycle ETF | Large-Capitalization Investing [Member]
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Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

VistaShares Artificial Intelligence Supercycle ETF | Mid-Capitalization Investing [Member]
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Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

VistaShares Artificial Intelligence Supercycle ETF | Small-Capitalization Investing [Member]
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Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

VistaShares Artificial Intelligence Supercycle ETF | Concentration Risk [Member]
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Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such an event, the value of the Fund’s Shares may rise and fall more than the value of shares that are invested in securities or financial instruments of companies that encompass a broader range of industries.

VistaShares Artificial Intelligence Supercycle ETF | Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

VistaShares Artificial Intelligence Supercycle ETF | ETF Risks [Member]
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Risk [Text Block]	ETF Risks
VistaShares Artificial Intelligence Supercycle ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

VistaShares Artificial Intelligence Supercycle ETF | Costs of Buying or Selling Shares [Member]
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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

VistaShares Artificial Intelligence Supercycle ETF | Shares May Trade at Prices Other Than NAV [Member]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

VistaShares Artificial Intelligence Supercycle ETF | Trading [Member]
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Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund’s portfolio holdings may deteriorate.

VistaShares Artificial Intelligence Supercycle ETF | IPO Risk [Member]
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IPO Risk. The Fund may purchase securities of companies that are offered in an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

VistaShares Artificial Intelligence Supercycle ETF | Newer Fund Risk [Member]
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Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

VistaShares Artificial Intelligence Supercycle ETF | Newer Sub-Adviser Risk [Member]
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Newer Sub-Adviser Risk. The Sub-Adviser is newly registered with the SEC and has limited experience with managing an exchange-traded fund regulated under the 1940 Act, which may limit the Sub-Adviser’s effectiveness. As a result, there is no long-term track record against which an investor may judge the Sub-Adviser and it is possible the Sub-Adviser may not achieve the Fund’s intended investment objective.

VistaShares Artificial Intelligence Supercycle ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, the Adviser, and the Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

VistaShares Artificial Intelligence Supercycle ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
VistaShares Electrification Supercycle ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

VistaShares Electrification Supercycle ETF | Sector and Industry Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector and Industry Risks. The VistaShares Electrification Supercycle ETF is subject to the following risks:
VistaShares Electrification Supercycle ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
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Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

VistaShares Electrification Supercycle ETF | Currency Exchange Rate Risk [Member]
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Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

VistaShares Electrification Supercycle ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
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Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (Underlying Shares). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

VistaShares Electrification Supercycle ETF | Developed Markets Risk [Member]
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Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.

VistaShares Electrification Supercycle ETF | Emerging Markets Risk [Member]
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Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

VistaShares Electrification Supercycle ETF | Index Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Strategy Risk. The Fund’s strategy is linked to an Index maintained by the Index Provider that exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the Fund.

VistaShares Electrification Supercycle ETF | Models and Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Models and Data Risk. The composition of the Fund’s portfolio is heavily dependent on investment models developed by the Sub-Adviser as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Errors in programming, data entry, system compatibility, or database integrity can result in the unintended inclusion or exclusion of securities in the Fund’s portfolio. Such errors, whether due to human or technological factors, could induce the Sub-Adviser to make investment choices that would not have been made with accurate and complete information, potentially leading to losses or missed gains for the Fund.

VistaShares Electrification Supercycle ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Sub-Adviser will actively monitor the Fund’s holdings, and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, while the Fund seeks to achieve returns similar to those of the Index, there may be periods of time where the Fund’s holdings, and therefore its performance, deviate significantly from the holdings and performance of the Index.

VistaShares Electrification Supercycle ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the instruments comprising the Index at all times or may hold positions not included in the Index. The use of sampling techniques may affect the Fund’s ability to achieve close correlation with its Index. The Fund may use a representative sampling strategy to achieve its investment objective, if the Adviser believes it is in the best interests of the Fund, which generally can be expected to produce a greater non-correlation risk.

VistaShares Electrification Supercycle ETF | Unrelated Business Risk [Member]
Prospectus [Line Items]
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Unrelated Business Risk. Many of the companies in which the Fund will invest have other business lines unrelated to one of the thematic categories. These other lines of business could adversely affect those firms’ operating results and, in turn, hurt the Fund’s performance. The operating results of companies with other business lines may fluctuate independently of the fluctuations in the relevant thematic category businesses. In addition, a particular company’s ability to engage in new business activities may expose it to additional risks for which it has less experience than its existing business lines. Despite a company’s possible success in activities linked to its use of one or more of the thematic categories, there can be no assurance that its other lines of business will not adversely affect the company’s business, financial condition, or market value. In addition, a particular company’s unrelated businesses may impact the Fund’s investment returns and it may be difficult to isolate thematic category-related returns from other return sources.

VistaShares Electrification Supercycle ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk.
VistaShares Electrification Supercycle ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]
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Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

VistaShares Electrification Supercycle ETF | Mid-Capitalization Investing [Member]
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Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

VistaShares Electrification Supercycle ETF | Small-Capitalization Investing [Member]
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Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

VistaShares Electrification Supercycle ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such an event, the value of the Fund’s Shares may rise and fall more than the value of shares that are invested in securities or financial instruments of companies that encompass a broader range of industries.

VistaShares Electrification Supercycle ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

VistaShares Electrification Supercycle ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
VistaShares Electrification Supercycle ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

VistaShares Electrification Supercycle ETF | Costs of Buying or Selling Shares [Member]
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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

VistaShares Electrification Supercycle ETF | Shares May Trade at Prices Other Than NAV [Member]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

VistaShares Electrification Supercycle ETF | Trading [Member]
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Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund’s portfolio holdings may deteriorate.

VistaShares Electrification Supercycle ETF | IPO Risk [Member]
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IPO Risk. The Fund may purchase securities of companies that are offered in an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

VistaShares Electrification Supercycle ETF | Newer Fund Risk [Member]
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Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

VistaShares Electrification Supercycle ETF | Newer Sub-Adviser Risk [Member]
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Newer Sub-Adviser Risk. The Sub-Adviser is newly registered with the SEC and has limited experience with managing an exchange-traded fund regulated under the 1940 Act, which may limit the Sub-Adviser’s effectiveness. As a result, there is no long-term track record against which an investor may judge the Sub-Adviser and it is possible the Sub-Adviser may not achieve the Fund’s intended investment objective.

VistaShares Electrification Supercycle ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, the Adviser, and the Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

VistaShares Electrification Supercycle ETF | Utilities Sector Risk [Member]
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Utilities Sector Risk. Investments in the utilities sector at times may be limited to a relatively small number of issuers. Such investments may therefore be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. As an example of these risks, companies in the telecommunications and electric utilities industries have experienced substantial changes in the amount and type of regulation at the state and federal levels. While creating opportunities for some companies, it also has increased uncertainty for others with respect to future revenues and earnings. This trend may continue for some time and increased share price volatility may result. In addition, utilities companies may be significantly affected by government regulation, supply and demand of services or fuel, availability of financing, tax laws and regulations and environmental issues.

VistaShares Electrification Supercycle ETF | Electric Utilities Industry Risks [Member]
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Electric Utilities Industry Risks. The electric utilities industry includes companies that produce or distribute electricity, including both nuclear and non-nuclear. The prices of securities in the electric utilities industry may fluctuate significantly due to supply and demand, governmental regulation and environmental issues, economic conditions generally affecting electric and utilities companies, competitive pressures due to deregulation in the electric and utilities industry, increased sensitivity to the cost of energy production, and environmental factors such as conservation of natural resources or pollution control. Legislative or regulatory changes and increased government supervision also may negatively affect companies in the electric utilities industry.

VistaShares Electrification Supercycle ETF | Electrical Grid Technologies and Energy Solutions Industry Risk [Member]
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Electrical Grid Technologies and Energy Solutions Industry Risk. Electric grid and solutions companies are subject to numerous challenges that could significantly impact their financial performance. As the demand for efficient electricity management, renewable energy storage, and innovative power solutions grows, these companies must continuously invest in research, development, and infrastructure to stay competitive. This can lead to high capital expenditures and increased operational costs. The highly competitive nature of the industry may result in aggressive pricing strategies that compress profit margins. Additionally, fluctuations in demand for sustainable energy solutions, driven by economic conditions, regulatory changes, and shifts in technology trends, can lead to periods of under-utilization of capacity, negatively affecting revenue streams and overall profitability. Companies are subject to significant regulatory oversight, and must comply with evolving energy policies, which can add to operational burdens and costs. Furthermore, the industry is exposed to significant risks related to technological advancements and integration challenges. Ensuring compatibility with existing grid infrastructure and maintaining system reliability can pose substantial risks. Moreover, companies in this sector are critically dependent on maintaining robust cybersecurity measures and addressing potential technical failures. Cybersecurity threats, equipment malfunctions, and natural disasters can lead to service disruptions and significant financial and reputational damage.

VistaShares Electrification Supercycle ETF | Consumer Discretionary Sector Risk [Member]
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Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their profitability relative to other sectors. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

VistaShares Electrification Supercycle ETF | Risk Lose Money [Member]
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Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.